Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disclosure Details Of Companies Major Subsidiaries And Variable Interest Entities
As of December 31, 2019 and 2020, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Zhejiang Lishui Xianke Agricultural Products Distribution Co., Ltd. (“Lishui Xianke”)	Established on August 13, 2020	PRC	100%	Operation of food procurement
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Liandu Foreign Language School (“Liandu Foreign Language School VIE” or “the School”)	Established on September 1, 2003	PRC	100%	Operation of a primary to middle school

Disclosure Detail Of Combined Financial Information Of Variable Interest Entities
The following combined financial information of the Group’s VIEs as of December 31, 2018, 2019 and 2020 and for the years ended December 31, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

VIEs	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	24,637,411	9,611,773
Short-term investments	20,005,217	—
Accounts receivable, net	1,251,480	—
Inventories	1,169,405	55,607
Amounts due from related parties (Note 21 )	12,754,388	—
Amounts due from inter-company entities	13,749,516	62,261,944
Prepayments and other current assets	436,192	1,485,798

Total current assets	74,003,609	73,415,122

Non-current assets
Property and equipment, net	204,193,521	204,843,872
Land use rights	38,667,172	37,720,475
Intangible assets	16,667	11,667
Other non-current assets	60,724	—

Total non-current assets	242,938,084	242,576,014

Total assets	316,941,693	315,991,136

Liabilities
Current liabilities
Short-term borrowings	83,600,000	39,695,606
Accounts payable	9,261,689	2,926,034
Amount due to inter-company entities	—	8,884,600
Deferred revenue, current	17,729,391	18,169,451
Salaries and welfare payable	13,318,001	17,341,838
Amounts due to related parties (Note 21 )	719,400	719,400
Taxes payable	27,226	276,919
Accrued liabilities and other current liabilities	5,763,399	5,221,410

Total current liabilities	130,419,106	93,235,258

Deferred revenue, non-current	1,712,296	412,593

Total non-current liabilities	1,712,296	412,593

Total liabilities	132,131,402	93,647,851

	For the year s ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	142,523,585	152,120,636	155,946,729
Net income	41,002,633	47,310,815	37,532,994
Net cash provided by operating activities	52,183,386	58,830,470	47,477,961
Net cash (used in)/provided by investing activities	(2,636,644)	(34,739,000)	19,424,757
Net cash used in financing activities	(82,047,964)	(1,961,532)	(81,928,356)
Net (decrease)/increase in cash and cash equivalents	(32,501,222)	22,129,938	(15,025,638)